AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 102.5%
	AEROSPACE/DEFENSE — 3.4%
685	Boeing Co.*	$93,653
271	General Dynamics Corp.	59,959
294	Lockheed Martin Corp.[1]	126,408
167	Northrop Grumman Corp.	79,921
1,732	Raytheon Technologies Corp.[1]	166,463

		526,404
	AGRICULTURE — 1.7%
1,804	Altria Group, Inc.	75,353
504	Archer-Daniels-Midland Co.	39,110
1,554	Philip Morris International, Inc.[1]	153,442

		267,905
	APPAREL — 0.5%
790	NIKE, Inc. - Class B	80,738

	AUTO MANUFACTURERS — 2.6%
2,461	Ford Motor Co.	27,391
800	General Motors Co.*	25,408
531	Tesla, Inc.*,1	357,586

		410,385
	BANKS — 6.1%
5,634	Bank of America Corp.[1]	175,386
1,583	Citigroup, Inc.	72,802
271	Goldman Sachs Group, Inc.	80,492
2,371	JPMorgan Chase & Co.[1]	266,998
1,129	Morgan Stanley	85,872
337	PNC Financial Services Group, Inc.	53,169
1,067	Truist Financial Corp.	50,608
1,085	U.S. Bancorp	49,932
3,053	Wells Fargo & Co.	119,586

		954,845
	BEVERAGES — 3.9%
4,164	Coca-Cola Co.[1]	261,957
165	Constellation Brands, Inc. - Class A	38,455
938	Keurig Dr Pepper, Inc.	33,196
407	Monster Beverage Corp.*	37,729
1,460	PepsiCo, Inc.[1]	243,323

		614,660
	BIOTECHNOLOGY — 0.7%
252	Amgen, Inc.	61,312

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BIOTECHNOLOGY (Continued)
768	Corteva, Inc.	$41,579

		102,891
	BUILDING MATERIALS — 0.2%
184	Vulcan Materials Co.	26,146

	CHEMICALS — 4.1%
308	Air Products and Chemicals, Inc.	74,068
173	Albemarle Corp.	36,154
1,086	Dow, Inc.	56,048
757	DuPont de Nemours, Inc.	42,074
376	Ecolab, Inc.	57,814
752	Linde PLC[2]	216,223
338	LyondellBasell Industries N.V. - Class A2	29,561
484	Mosaic Co.	22,859
314	PPG Industries, Inc.	35,903
354	Sherwin-Williams Co.	79,264

		649,968
	COMMERCIAL SERVICES — 1.5%
229	Automatic Data Processing, Inc.	48,099
636	PayPal Holdings, Inc.*	44,418
404	S&P Global, Inc.	136,173

		228,690
	COMPUTERS — 5.7%
361	Accenture PLC[2]	100,232
5,313	Apple, Inc.[1]	726,393
491	International Business Machines Corp.	69,324

		895,949
	COSMETICS/PERSONAL CARE — 3.2%
888	Colgate-Palmolive Co.	71,164
246	Estee Lauder Cos., Inc. - Class A	62,649
2,531	Procter & Gamble Co.[1]	363,933

		497,746
	DIVERSIFIED FINANCIAL SERVICES — 4.0%
487	American Express Co.	67,508
110	BlackRock, Inc.	66,994
1,152	Charles Schwab Corp.	72,783
265	CME Group, Inc.	54,246
450	Intercontinental Exchange, Inc.	42,318
471	Mastercard, Inc. - Class A1	148,591

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
905	Visa, Inc. - Class A1	$178,186

		630,626
	ELECTRIC — 2.3%
286	American Electric Power Co., Inc.	27,439
200	Consolidated Edison, Inc.	19,020
483	Dominion Energy, Inc.	38,548
454	Duke Energy Corp.	48,673
520	Exelon Corp.	23,567
1,157	NextEra Energy, Inc.	89,621
289	Public Service Enterprise Group, Inc.	18,288
156	Sempra Energy	23,442
625	Southern Co.	44,569
313	Xcel Energy, Inc.	22,148

		355,315
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
690	Emerson Electric Co.	54,883

	ELECTRONICS — 0.9%
797	Honeywell International, Inc.[1]	138,527

	ENERGY-ALTERNATE SOURCES — 0.1%
91	Enphase Energy, Inc.*	17,767

	ENVIRONMENTAL CONTROL — 0.4%
458	Waste Management, Inc.	70,065

	FOOD — 1.5%
572	General Mills, Inc.	43,157
143	Hershey Co.	30,768
656	Kroger Co.	31,048
1,465	Mondelez International, Inc.	90,962
535	Sysco Corp.	45,320

		241,255
	HEALTHCARE-PRODUCTS — 2.1%
846	Abbott Laboratories	91,918
323	Danaher Corp.	81,887
644	Medtronic PLC[2]	57,799
188	Thermo Fisher Scientific, Inc.	102,136

		333,740
	HEALTHCARE-SERVICES — 1.8%
116	Elevance Health, Inc.	55,979

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-SERVICES (Continued)
451	UnitedHealth Group, Inc.[1]	$231,647

		287,626

	HOUSEHOLD PRODUCTS/WARES — 0.3%
342	Kimberly-Clark Corp.	46,221

	INSURANCE — 4.3%
2,006	Berkshire Hathaway, Inc.*,1	547,678
326	Chubb Ltd.[2]	64,085
384	Marsh & McLennan Cos., Inc.	59,616

		671,379
	INTERNET — 9.8%
305	Alphabet, Inc. - Class A*,1	664,674
5,660	Amazon.com, Inc.*,1	601,149
26	Booking Holdings, Inc.*	45,474
1,198	Meta Platforms, Inc.*,1	193,178
227	Netflix, Inc.*	39,695

		1,544,170
	IRON/STEEL — 0.2%
317	Nucor Corp.	33,098

	LODGING — 0.3%
161	Hilton Worldwide Holdings, Inc.	17,942
182	Marriott International, Inc. - Class A	24,754

		42,696
	MACHINERY-CONSTRUCTION & MINING — 0.7%
622	Caterpillar, Inc.[1]	111,189

	MACHINERY-DIVERSIFIED — 0.6%
325	Deere & Co.	97,328

	MEDIA — 1.5%
35	Charter Communications, Inc. - Class A*	16,399
2,800	Comcast Corp. - Class A	109,872
162	Liberty Global PLC*,2	3,410
1,126	Walt Disney Co.*,1	106,294

		235,975
	MINING — 0.8%
1,889	Freeport-McMoRan, Inc.	55,272
1,099	Newmont Corp.	65,577
		120,849

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MISCELLANEOUS MANUFACTURING — 1.4%
660	3M Co.	$85,411
464	Eaton Corp. PLC[2]	58,459
1,075	General Electric Co.	68,445

		212,315
	OIL & GAS — 5.2%
1,408	Chevron Corp.[1]	203,850
937	ConocoPhillips	84,152
456	Devon Energy Corp.	25,130
123	Diamondback Energy, Inc.	14,902
351	EOG Resources, Inc.	38,764
3,060	Exxon Mobil Corp.[1]	262,058
177	Hess Corp.	18,751
380	Marathon Petroleum Corp.	31,240
677	Occidental Petroleum Corp.	39,862
352	Phillips 66	28,861
165	Pioneer Natural Resources Co.	36,808
281	Valero Energy Corp.	29,865

		814,243
	OIL & GAS SERVICES — 0.4%
522	Baker Hughes Co.	15,070
611	Halliburton Co.	19,161
970	Schlumberger N.V.[2]	34,687

		68,918
	PACKAGING & CONTAINERS — 0.2%

417	Ball Corp.	28,677

	PHARMACEUTICALS — 6.1%
847	AbbVie, Inc.	129,727
968	Bristol-Myers Squibb Co.	74,536
629	CVS Health Corp.	58,283
379	Eli Lilly & Co.	122,883
1,262	Johnson & Johnson[1]	224,018
150	McKesson Corp.	48,932
1,213	Merck & Co., Inc.	110,589
2,710	Pfizer, Inc.	142,085
226	Zoetis, Inc.	38,847

		949,900
	PIPELINES — 0.6%
186	Cheniere Energy, Inc.	24,744
1,475	Kinder Morgan, Inc.	24,721
303	ONEOK, Inc.	16,816

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PIPELINES (Continued)
844	Williams Cos., Inc.	$26,341

		92,622
	REITS — 1.4%
366	American Tower Corp. - REIT	93,546
330	Crown Castle International Corp. - REIT	55,566
559	Prologis, Inc. - REIT	65,766

		214,878
	RETAIL — 5.7%
16	Chipotle Mexican Grill, Inc.*	20,916
274	Costco Wholesale Corp.[1]	131,323
120	Dollar General Corp.	29,453
639	Home Depot, Inc.[1]	175,258
410	Lowe's Cos., Inc.	71,615
460	McDonald's Corp.	113,565
38	O'Reilly Automotive, Inc.*	24,007
713	Starbucks Corp.	54,466
272	Target Corp.	38,414
735	TJX Cos., Inc.	41,050
1,539	Walmart, Inc.[1]	187,112

		887,179
	SEMICONDUCTORS — 4.2%
889	Advanced Micro Devices, Inc.*	67,982
286	Analog Devices, Inc.	41,782
458	Applied Materials, Inc.	41,669
171	Broadcom, Inc.	83,073
2,121	Intel Corp.	79,347
1,288	NVIDIA Corp.[1]	195,248
615	QUALCOMM, Inc.	78,560
479	Texas Instruments, Inc.	73,598

		661,259
	SOFTWARE — 7.2%
246	Adobe, Inc.*	90,051
658	Fiserv, Inc.*	58,542
137	Intuit, Inc.	52,805
2,908	Microsoft Corp.[1]	746,862
830	Oracle Corp.	57,992
502	Salesforce, Inc.*	82,850
102	ServiceNow, Inc.*	48,503
		1,137,605

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — 1.5%
2,153	AT&T, Inc.	$45,127
2,154	Cisco Systems, Inc.[1]	91,847
212	T-Mobile US, Inc.*	28,522
1,333	Verizon Communications, Inc.	67,650

		233,146
	TRANSPORTATION — 2.8%
2,178	CSX Corp.	63,293
302	Norfolk Southern Corp.	68,641
731	Union Pacific Corp.[1]	155,908
852	United Parcel Service, Inc. - Class B1	155,524

		443,366
	VENTURE CAPITAL — 0.3%
562	Blackstone, Inc.	51,271
	TOTAL COMMON STOCKS
	(Cost $16,037,133)	16,084,415

Principal Amount
	SHORT-TERM INVESTMENTS — 0.7%
$102,618	UMB Bank Demand Deposit, 0.01%[3]	102,618
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $102,618)	102,618

	TOTAL INVESTMENTS — 103.2%
	(Cost $16,139,751)	16,187,033

	Liabilities in Excess of Other Assets — (3.2)%	(498,152)
	TOTAL NET ASSETS — 100.0%	$15,688,881

PLC	– Public Limited Company
REIT	– Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2022, the aggregate value of those securities was $4,242,746, representing 27.0% of net assets.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	1-Month Federal Funds + 0.57%	Index Return	Monthly	7/1/22	$17,590,791	$414	$(222,759)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	7/1/22	3,283,350	72	(279,993)
TOTAL EQUITY SWAP CONTRACTS								$(502,752)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index, Dow Jones Industrial Average Total Return Index, and S&P 500 Total Return Index and exposure to each index was 77.10%, (77.10)%, and 6.90%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
595	Microsoft Corp.	$152,814	4.65%
1,085	Apple, Inc.	148,341	4.52%
60	Alphabet, Inc. - Class A	130,756	3.98%
410	Berkshire Hathaway, Inc.	111,938	3.41%
110	Tesla, Inc.	74,076	2.26%
515	Procter & Gamble Co.	74,052	2.26%
485	JPMorgan Chase & Co.	54,616	1.66%
625	Exxon Mobil Corp.	53,525	1.63%
850	Coca-Cola Co.	53,474	1.63%
300	PepsiCo, Inc.	49,998	1.52%
90	UnitedHealth Group, Inc.	46,227	1.41%
255	Johnson & Johnson	45,265	1.38%
155	Linde PLC	44,567	1.36%
285	Chevron Corp.	41,262	1.26%
265	NVIDIA Corp.	40,171	1.22%
245	Meta Platforms, Inc.	39,506	1.20%
315	Walmart, Inc.	38,298	1.17%
185	Visa, Inc. - Class A	36,425	1.11%
1,150	Bank of America Corp.	35,800	1.09%
130	Home Depot, Inc.	35,655	1.09%
355	Raytheon Technologies Corp.	34,119	1.04%
150	Union Pacific Corp.	31,992	0.97%
175	United Parcel Service, Inc. - Class B	31,945	0.97%
315	Philip Morris International, Inc.	31,103	0.95%
95	Mastercard, Inc. - Class A	29,971	0.91%
555	Pfizer, Inc.	29,099	0.89%
160	Honeywell International, Inc.	27,810	0.85%
80	S&P Global, Inc.	26,965	0.82%
175	AbbVie, Inc.	26,803	0.82%
55	Costco Wholesale Corp.	26,360	0.80%
60	Lockheed Martin Corp.	25,798	0.79%
625	Wells Fargo & Co.	24,481	0.75%
75	Eli Lilly & Co.	24,317	0.74%
95	McDonald's Corp.	23,454	0.71%
570	Comcast Corp. - Class A	22,367	0.68%
125	Caterpillar, Inc.	22,345	0.68%
245	Merck & Co., Inc.	22,337	0.68%
40	Thermo Fisher Scientific, Inc.	21,731	0.66%
230	Walt Disney Co.	21,712	0.66%
75	Accenture PLC	20,824	0.63%
65	Deere & Co.	19,466	0.59%
75	American Tower Corp. - REIT	19,169	0.58%
140	Boeing Co.	19,141	0.58%
175	Abbott Laboratories	19,014	0.58%
440	Cisco Systems, Inc.	18,762	0.57%
300	Mondelez International, Inc.	18,627	0.57%
50	Adobe, Inc.	18,303	0.56%
235	NextEra Energy, Inc.	18,203	0.55%
230	Morgan Stanley	17,494	0.53%
135	3M Co.	17,470	0.53%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.